Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Summary of related party transactions and balances

Name and Principal Position		Remuneration, fees or interest expense	Loans or Advances	Remuneration, fees, or interest payments	Loan payments	Included in Accounts Payable	Included in Loan Payable and Long-term debt (note 17)
		Year ended December 31,				As at December 31, 2021 and 2020
		$’000	$’000	$’000	$’000	$’000	$’000
A company controlled by a	2021	-	-	-	-	-	-
director - admin, office, and interest	2020	262	-	-	6,636	-	-
expenses	2019	-	-	-	-
A company controlled by a	2021	762	-	23	-	166	15,507
director - admin, office, and interest	2020	703	6,053	212	-	126	14,808
expenses	2019	346	7,908	33	-
	2021	447	-	423	-	42	-
Directors	2020	446	-	544	-	18	-
- salaries and wages	2019	337	-	317	-
	2021	-	-	-	-	-	-
Director	2020	-	532	962	3,270	-	-
-loans	2019	-	347	-	-

Summary of remuneration of directors and officers

The remuneration of Directors and Officers of the Company was as follows:

	Year ended December 31,
	2021	2020	2019
Salaries and benefits	$635	$820	$375
Director’s fees	72	71	30
Share-based compensation	228	230	51
	$935	$1,121	$456